Share-based payments - Share options (Details)				9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 12, 2019 item shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 18, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Weighted average exercise price per share
At beginning of period (in dollars per share)		$ 4.9			$ 4.9
Forfeited during the period (in dollars per share)					6.1
At end of period (in dollars per share)	$ 4.9	$ 4.9			$ 4.9	$ 4.9	$ 4.9
Number of options
At beginning of period (in shares) | $		3,849,921			3,849,921
Granted during the period (in shares) | item			0
Forfeited during the period (in shares) | $					(210,563)
At end of period (in shares) | $	3,639,358	3,849,921			3,639,358	3,849,921	3,849,921
Exercisable at the end of the period (in shares) | $	3,381,167	3,280,062			3,381,167	3,280,062
Weighted average fair value of share options granted		$ 10.11		$ 48.74
Weighted average remaining contractual life of share options outstanding	4 years 4 months 21 days
Maximum number of shares that are reserved and available for issuance | shares			9,815,773
Number of awards granted | item			0
Minimum
Number of options
Exercise prices for options outstanding (in dollars per share)	$ 4.75				$ 4.75
Maximum
Number of options
Exercise prices for options outstanding (in dollars per share)	$ 6.18				$ 6.18
Predecessor
Weighted average exercise price per share
At beginning of period (in dollars per share)		$ 25.0				$ 24.3	$ 24.3	$ 24.0
Granted during the period (in dollars per share)							31.2	28.4
Forfeited during the period (in dollars per share)								24.0
Settled during the period (in dollars per share)							24.8
At end of period (in dollars per share)				$ 24.3			$ 25.0	$ 24.3
Number of options
At beginning of period (in shares) | $		762,463				1,150,120	1,150,120	1,140,040
Granted during the period (in shares) | $							117,551	66,000
Forfeited during the period (in shares) | $								(55,920)
Settled during the period (in shares) | $							(505,208)
At end of period (in shares) | $				1,150,120			762,463	1,150,120
Exercisable at the end of the period (in shares) | $				562,948			650,000	562,948
Exchange ratio							5.05
Weighted average fair value of share options granted				$ 32.81			$ 39.84
Number of share options expired during period				0			0
Weighted average remaining contractual life of share options outstanding						5 years 7 months 6 days
Number of awards granted | $							117,551	66,000
Predecessor | Minimum
Number of options
Exercise prices for options outstanding (in dollars per share)		$ 4.75				$ 4.75
Predecessor | Maximum
Number of options
Exercise prices for options outstanding (in dollars per share)		$ 6.18				$ 6.18
Predecessor | Partnership options
Number of options
Weighted average fair value of share options granted				$ 16.89			$ 20.63